Income tax and social contribution (Details 2) (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Deferred tax assets and liabilities
Liabilities	R$ (358,625)	R$ (132,125)
2019
Deferred tax assets and liabilities
Liabilities	(5,471)	(8,508)
2020
Deferred tax assets and liabilities
Assets	3,425
Liabilities		(13,659)
2021
Deferred tax assets and liabilities
Liabilities	(34,834)	(15,420)
2022
Deferred tax assets and liabilities
Assets		10,556
2023
Deferred tax assets and liabilities
Liabilities	R$ (321,745)	R$ (105,094)